Chartered-in Vessels - Commitment Under Capital Leases (Details) - LNG Carriers [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) lease
Capital Leased Assets [Line Items]
Number of vessels | lease	9
Commitment
2020	$ 138,601
2021	136,959
2022	135,459
2023	132,011
2024	129,725
Thereafter	1,068,641
Ownership percentage (in percentage)	400,500
Lease liability payment	$ 1,700,000